Related Party Transactions - Bahrain LNG and Teekay Marine Solutions - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Related Party Transaction [Line Items]
General and administrative expenses	$ 7,096	$ 4,642	$ 13,667	$ 8,799
Affiliated Entity
Related Party Transaction [Line Items]
General and administrative expenses	3,230	2,355	7,329	4,462
Affiliated Entity | TMS
Related Party Transaction [Line Items]
General and administrative expenses	100	100	200	200
Affiliated Entity | Bahrain LNG Joint Venture
Related Party Transaction [Line Items]
Cost recoveries	$ 100	$ 100	$ 200	$ 200